Convertible loans (Tables)	6 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Schedule of Derivative Option and Convertible Loan
The following table summarizes the changes in fair value income of the embedded conversion option derivatives during the three and six months June 30, 2022:

	Three months ended June 30,	Six months ended June 30,
(in KUSD)	2022	2022
Deerfield First Tranche	8,860	18,378
Deerfield Second Tranche - after FDA approval	5,595	11,932
Total	14,455	30,310

Schedule of key inputs used for valuation
The Company used an independent valuation firm to assist in calculating the fair value of the warrant obligations, using the Black-Scholes option-pricing model. Key inputs for the valuation of the warrant obligations as of June 30, 2023 and December 31, 2022 were as follows:

	As of	As of
	June 30, 2023	December 31, 2022
Exercise price in USD	8.30	8.30
Share price in USD	2.15	3.84
Risk-free interest rate	4.3%	4.0%
Expected volatility	80%	80%
Expected term (months)	49.5 months	55.5 months
Dividend yield	—	—
Black-Scholes value in USD	0.72	1.89
Key inputs for the valuations as of June 30, 2022 was as follows:
Deerfield First Tranche

As of
June 30, 2022
Exercise price at 130% of the IPO price of 19.00, in USD	24.70
Forced conversion price, in USD	67.93
Share price in USD	7.95
Risk-free interest rate	3.0%
Expected volatility	86%
Expected term (months)	34.0 months
Dividend yield	—
Recovery rate	5%
Implied bond yield	12.0%

Deerfield Second Tranche

As of
June 30, 2022
Exercise price in USD	28.07
Forced conversion price, in USD	77.19
Share price in USD	7.95
Risk-free interest rate	3.0%
Expected volatility	86%
Expected term (months)	34.0 months
Dividend yield	—
Recovery rate	5%
Implied bond yield	12.0%

Schedule of borrowings
The following table summarizes the interest expense recorded on the convertible loan for the three and six months ended June 30, 2022:

	Three months ended June 30,	Six months ended June 30,
(in KUSD)	2022	2022
Deerfield First Tranche	2,313	4,532
Deerfield Second Tranche	813	1,616
Total	3,126	6,148
The table below provides a rollforward of the Company’s debt obligation relating to the royalty purchase agreement.

(in KUSD)
January 1, 2022	225,477
Less: royalty payments	10,998
Plus: interest expense	23,200
Less: cumulative catch-up adjustment, Financial income	15,402
December 31, 2022	222,277
Plus: Additional proceeds from the sale of future royalties	75,000
Less: Transaction costs	1,898
Less: royalty payments	6,230
Plus: interest expense	11,575
Plus: cumulative catch-up adjustment, Financial expense	5,288
June 30, 2023	306,012